Personnel expenses - Reconciliation of pension liabilities (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Pension liabilities, opening balance	SEK 38	SEK 17	SEK 66
Net periodic pension cost	6	4	9
Contributions to plan by employer, net defined benefit liability (asset)	(7)	(8)	(8)
Net pension payments	(1)	(1)	(1)
Revaluations recognized in other comprehensive income	4	26	(49)
Pension liabilities, closing balance	SEK 40	SEK 38	SEK 17
Expected weighted average remaining service time for active employees	17 years 6 months 29 days	19 years 26 days	19 years 4 months 24 days
Expected weighted average duration for the present value	17 years 4 months 17 days	20 years 8 months 12 days	22 years 8 months 12 days
Percentage of employees early retirement	20.00%
Retirement age for employees born on or before 1956	61 years
Retirement age for employees born on or after 1967	65 years